Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, plant and equipment, Net [Abstract]
Property, plant and equipment, Net

5. Property, plant and equipment, Net

Property, plant and equipment, net consisted of the following:

	December 31, 2024	December 31, 2023
	US$	US$
Furniture and equipment	1,098,035	1,091,800
Office equipment	8,349	6,302
Leasehold improvement	19,706	19,706
Total	1,126,090	1,117,808
Less: Accumulated impairment charges	(14,049)	(14,049)
Less: Accumulated depreciation	(332,182)	(132,514)
Foreign currency translation adjustment	(19,757)	53,911
Property and equipment, net	760,102	1,025,156

Depreciation expenses are recorded in costs of sales and general and administrative expenses. The Company recorded depreciation expenses of US$199,668 and US$124,413  during the year ended December 31, 2024 and 2023, respectively. Specifically, US$196,575 and US$110,835 of the depreciation expenses were recorded in costs of sales for the year ended December 31, 2024 and 2023, respectively. US$3,093 and US$13,577 of the depreciation expenses was recorded in general and administrative expenses for the year ended December 31, 2024 and 2023, respectively.

No impairment charges were incurred during the year ended December 31, 2024 and 2023.